Share-based Payment Expense - Summary of Fair Value Assumptions (Detail) - 2014 Performance Share Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [line items]
Risk-free interest rate	51.00%	(56.00%)	(61.00%)
Expected volatility	3690.00%	3510.00%	2210.00%